Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation over the Estimated Useful Lives of the Assets

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Furniture, fixtures and equipment	3-5 years
Transportation vehicles	5 years